CONSOLIDATED BALANCE SHEETS (Parenthetical) - £ / shares	Jun. 30, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Common stock par or stated value per share	£ 0.0025	£ 0.0025
Common stock shares authorized	76,463,244	62,444,992
Common stock shares issued	72,197,286	59,416,134
Common stock shares outstanding	72,197,286	59,416,134